Promissory Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of promissory notes

At September 30, 2017, the Company’s Note (as defined below) is comprised of the following:

Principal Balance	$8,660,000
Less: Unamortized discount and debt issue costs	(349,852)
Total Notes, net of unamortized discount and debt issue costs	8,310,148
Less: Current portion of Notes	—
Long-term Notes	$8,310,148

At December 31, 2016, the Company’s Notes (as defined below) is comprised of the following:

Total Notes	$8,080,000
Less: Unamortized discount and debt issue costs	(965,668)
Total Notes, net of unamortized discount and debt issue costs	7,114,332
Less: Current portion of Notes	673,332
Long-term Notes	$6,441,000